Related Party Transactions (Tables)	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Schedule of key management personnel compensation is comprised

Key management personnel compensation is comprised of:

	For the three months ended		For the six months ended
	August 31, 2026 $	August 31, 2025 $	August 31, 2026 $	August 31, 2025 $
Share based compensation	722,137	198,820	1,533,069	436,376
Financing fees	—	232,804	—	332,578
Management fees	45,500	—	71,000	—
	767,637	431,624	1,604,069	768,954